Accrued and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued legal fees
Accrued payroll liabilities	10,821	10,924	8,323
Other accruals	61,793	78,884	44,029
Accrued and other current liabilities	$ 72,614	$ 89,768	$ 52,352